Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Minority Interest [Member]	Total
Beginning balance at Dec. 31, 2012	$ 2.0	$ 8,501.8	$ (74.6)	$ (77.7)	$ (16.7)	$ 4.7	$ 8,339.5
Net income (loss)			162.6			3.0	165.6
Other comprehensive loss, net of tax				(5.6)			(5.6)
Amortization of restricted stock, stock option and performance shares expenses and shares withheld to cover taxes upon vesting		12.4			(10.0)		2.4
Employee stock purchase plan		0.2					0.2
Ending balance at Mar. 31, 2013	2.0	8,514.4	88.0	(83.3)	(26.7)	7.7	8,502.1
Beginning balance at Dec. 31, 2013	2.0	8,555.4	581.0	(73.6)	(226.0)	11.2	8,850.0
Net income (loss)			117.2			(5.7)	111.5
Other comprehensive loss, net of tax				(2.4)			(2.4)
Dividends paid			(19.8)				(19.8)
Amortization of restricted stock, stock option and performance shares expenses and shares withheld to cover taxes upon vesting		14.0			(16.5)		(2.5)
Repurchase of common stock					(135.6)		(135.6)
Employee stock purchase plan		0.3					0.3
Distribution of earnings and capital						0.3	0.3
Ending balance at Mar. 31, 2014	$ 2.0	$ 8,569.7	$ 678.4	$ (76.0)	$ (378.1)	$ 5.8	$ 8,801.8